SCHEDULE OF SUBSIDIARY (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025		Feb. 28, 2025		Dec. 09, 2024	Feb. 29, 2024 [2]
Ordinary share, shares issued	20,250,000	[1]	20,250,000	[1],[2]	20,250,000	20,250,000
Ordinary share, shares outstanding	20,250,000	[1]	20,250,000	[1],[2]	20,250,000	20,250,000
Vistek Group [Member]
Entity place of incorporation	British Virgin Islands company		British Virgin Islands company
Date of incorporation	Nov. 20, 2023		Nov. 20, 2023
Ordinary share, shares issued	1,000		1,000
Ordinary share, shares outstanding	1,000		1,000
Common stock, value outstanding	$ 1		$ 1
Entity additional information	Investment holding		Investment holding
Entity principal activities	Provision of investment holding		Provision of investment holding
Effective owners	100.00%		100.00%
Vistek SG [Member]
Entity place of incorporation	Singaporean company		Singaporean company
Date of incorporation	Jan. 21, 2003		Jan. 21, 2003
Ordinary share, shares issued	1,000,000,000		1,000,000,000
Ordinary share, shares outstanding	1,000,000,000		1,000,000,000
Common stock, value outstanding	$ 1,000,000		$ 1,000,000
Entity principal activities	Provision of cabling services specializing in telecommunication and power infrastructure works		Provision of cabling services specializing in telecommunication and power infrastructure works
Effective owners	100.00%		100.00%

[1]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).